Financial Risk Management - Derivative Instruments to Hedge Change of Fair Value Due to Foreign Currency Exchange Rate Changes (Detail) - 12 months ended Dec. 31, 2024 - Fair value hedges [member] - Forward Contract [Member]
₩ in Millions, $ in Millions
	KRW (₩) Rate	USD ($)	KRW (₩)
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Derivative instrument held for hedging, Contracted selling amount | $		$ 750
Change in value | ₩	₩ 155,149
Ineffective portion of risk hedging | ₩			₩ 19,699
Bottom of range [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Derivative instrument held for hedging, Contracted exchange rate | Rate	128911.00%
Derivative instument maturity date	2025-01
Top of range [member]
Disclosure of nature and extent of risks arising from financial instruments [Line Items]
Derivative instrument held for hedging, Contracted exchange rate | Rate	131008.00%
Derivative instument maturity date	2026-01